Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Inventories [Abstract]
Inventories	$ 3,364	$ 3,862
Lubricants [Member]
Inventories [Abstract]
Inventories	608	522
Bunkers [Member]
Inventories [Abstract]
Inventories	$ 2,756	$ 3,340